UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21471
                                                     ---------------------

                Nuveen Tax-Advantaged Total Return Strategy Fund
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Jessica R. Droeger
                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  (312) 917-7700
                                                           -------------------

                  Date of fiscal year end: December 31
                                           ------------------

                  Date of reporting period: September 30, 2005
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                                             QUARTERLY REPORT September 30, 2005

                        Nuveen Investments
                        Exchange-Traded
                        Closed-End Funds

        NUVEEN
TAX-ADVANTAGED
  TOTAL RETURN
 STRATEGY FUND
           JTA


OPPORTUNITIES FOR CAPITAL APPRECIATION AND TAX-ADVANTAGED DISTRIBUTIONS FROM A PORTFOLIO OF VALUE EQUITIES AND SENIOR LOANS

Chairman's Letter

Dear Shareholder

I am very pleased to report that for the nine-month period ended September 30, 2005, your Fund was able to provide you with the opportunity for attractive tax-advantaged income and capital appreciation potential.

Portfolio diversification is a recognized way to try to reduce some of the risk that comes with investing. Since one part of your portfolio may be going up when another is going down, portfolio diversification may help smooth your investment returns over time. In addition to providing attractive monthly distributions, an equity investment like your Fund may help you achieve and benefit from greater portfolio diversification. Your financial advisor can explain these potential advantages in more detail. I urge you to contact him or her soon for more information on this important investment strategy.

For more than 100 years, Nuveen has specialized in offering quality investments such as your Fund to those seeking to accumulate and preserve wealth. Our mission continues to be to assist you and your financial advisor by offering the investment solutions and services that can help you secure your long-term financial goals. We thank you for choosing us as a partner as you work toward that objective.

Sincerely,


Timothy R. Schwertfeger
Chairman of the Board
November 15, 2005

Nuveen Tax-Advantaged Total Return Strategy Fund
(JTA)

Portfolio Managers'
         Comments


The Fund features management by two affiliates of Nuveen Investments. The Fund's investments in dividend-paying common and preferred stocks are managed by NWQ Investment Management Company, LLC, while the Fund's investments in senior corporate loans and other debt instruments are managed by Symphony Asset Management, LLC. Jon Bosse, Chief Investment Officer of NWQ, leads the Fund's management team at that firm. He has more than 23 years of investment management experience. The Symphony team is led by Gunther Stein and Lenny Mason, who have more than 25 years of combined investment management experience, much of it in evaluating and purchasing senior corporate loans and other high-yield debt. Here Jon, Gunther and Lenny talk about their management strategies and the performance of the Fund for the nine-month period ended September 30, 2005.

WHAT WAS YOUR OVERALL MANAGEMENT STRATEGY FOR THE NINE-MONTH PERIOD ENDED SEPTEMBER 30, 2005?

For the equity portion of the Fund's portfolio, we continued to employ an opportunistic, bottom-up strategy that focused on identifying attractively valued companies that we thought possessed favorable risk/reward characteristics and emerging catalysts that could unlock value or improve profitability. These catalysts included management changes, restructuring efforts, recognition of hidden assets, or a positive change in the underlying fundamentals. We also continued to focus on downside protection, and paid a great deal of attention to a company's balance sheet and cash flow statement, not just the income statement. We believed that cash flow analysis offered a more objective and truer picture of a company's financial position than an evaluation based on earnings alone.

During the course of this nine-month reporting period, we took new common stock positions in POSCO, Merck & Co Inc., and Energias de Portugal SA. Our analysis indicated that these companies possessed solid fundamentals, compelling valuations, and an attractive risk/reward relationship. We eliminated Tate & Lyle PLC, Weyerhauser Co., and DSM NV from the portfolio based on valuation concerns. We also sold Delphi Corp. in early-April (prior to its bankruptcy) because of deteriorating fundamentals and management credibility. We maintained a large position in energy stocks during the period based on our analysis of global supply conditions for crude oil and its impact on industry fundamentals, the outlook on company cash flow growth, and valuations. The Fund's energy holdings include Chevron Corp. Conocophillips, ENI Spa, Kerr-McGee Corp., and Total S.A.

For the senior loan portion of the portfolio, we continued to focus on executing a conservative portfolio management strategy that emphasized carefully selecting both industry sectors and individual companies. We analyzed opportunities to upgrade the portfolio by selling loans in sectors that we believed could have problems over the coming months and rotating into what we believed were safer, less cyclical sectors that would provide stronger asset protection. This strategy led us to sell almost all of our automotive exposure before the sector experienced significant volatility in May due to fears surrounding General Motors and Ford. The loan market showed signs of strength during the third quarter, although skyrocketing energy prices and rising short-term interest rates caused uneasiness in the financial markets. Energy prices continued their upward climb, causing speculation that corporate earnings growth could come under pressure in the coming quarters.

Given the robust volume of new offerings, we were able to rotate into senior loans that we felt provided more asset protection and less likelihood of earnings volatility. When evaluating loans, we continued to look at the fundamentals of the issuer. At the same time, we also closely monitored the relative value of the loans we held or were considering as compared with other closely related loans or securities in the high yield bond market.

HOW DID THE FUND PERFORM?
Fund performance results, as well as the performance of a relevant benchmark, are shown in the accompanying table.

Total returns on net asset value*
For the period September 30, 2005

                                            9-MONTH       1-YEAR
--------------------------------------------------------------------------------
JTA                                         7.70%         17.95%
--------------------------------------------------------------------------------
Comparative benchmark(1)                    5.54%         14.97%
--------------------------------------------------------------------------------

*Nine-month returns are cumulative and one-year returns are annualized.

Past performance does not guarantee future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that a shareholder may have to pay on Fund distributions or upon the sale of Fund shares.

For the nine-month period ended September 30, 2005, JTA produced a cumulative total return that exceeded an unleveraged, unmanaged benchmark comprised of the same asset classes in approximately the same weightings as are represented in the Fund's portfolio.

Overall, market conditions were difficult in the first six-months of 2005, but began to improve in the third quarter of the year. In particular, the portfolio generated solid third quarter gains based on the strength of its energy stocks, stepped-up corporate restructuring activities, and news that portfolio holding Albertson's Inc. has put itself up for sale. None of the Fund's equity investments suffered material losses as a consequence of Hurricanes Katrina and Rita that devastated the Gulf Coast region in August and September.

Also contributing to performance were tobacco holdings Altria Group Inc. (parent of Philip Morris) and Carolina Group. The stocks rallied after the Illinois Supreme Court reversed a $1.05 billion class-action judgment against State Farm Insurance related to consumer fraud. The decision had positive implications for the tobacco industry as a similar class-action judgment for $10.1 billion against Altria Group is now expected to be reversed.



1 The comparative benchmark is designed to reflect the portfolio composition of JTA, and is calculated by combining 1) 56% of the return of the Russell 3000 Value Index, which measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values, 2) 16% of the return of the MSCI EAFE ex-Japan Value Index, a capitalization-weighted index that selects the lower 50% of the price-to-book ranked value stocks traded in the developed markets of Europe, Asia and the Far East, excluding Japan, 3) 8% of the return of the Merrill Lynch DRD Preferred Index, which consists of investment-grade, dividends received deduction-eligible, exchange-traded preferred stocks with one year or more to maturity, and 4) 20% of the return of the CSFB Leveraged Loan Index, which consists of approximately $150 billion of tradable term loans with at least one year to maturity and rated BBB or lower. Index returns are not leveraged, and do not include the effects of any sales charges or management fees. It is not possible to invest directly in an index.

Fund holdings POSCO and Rio Tinto PLC also outperformed during the reporting period as global economic growth, especially in China, has led to an increase in the demand for most industrial commodities, including steel and iron ore. Both companies have a meaningful exposure to that country. Meanwhile, new management and structural changes continued to yield improvements in top-line growth and operating margins at insurance broker, Aon Corp. The company is also poised to benefit as one of its competitors struggles to repair its reputation following a recent settlement with the government related to bid rigging and overcharging its customers.

The Fund did see a fall off in the performance of several of its financial services holdings during the reporting period, particularly in the third quarter as a persistently flat yield curve put pressure on net interest margins and the outlook for company fundamentals. Shares of Fannie Mae were also pressured as the company has been actively reducing its retained portfolio in order to meet new surplus capital requirements mandated by its government regulator. Pharmaceutical manufacturer Merck & Co. declined as well following a wrongful death verdict against the company related to its anti-inflammatory drug, Vioxx.

In the senior loan portion of the Fund's portfolio, our holdings continued to perform in line with the relatively positive overall performance of the loan market in general over the nine-month period. In particular, Anthony Crane, a large renter of industrial cranes and equipment, had a positive impact on the Fund's performance, even though we sold this position before the end of the period.

Given some relative weakness in the high yield market over this period, several high yield positions had a negative impact on Fund performance during these nine months. In addition, Federal Mogul remained in Chapter 11 bankruptcy proceedings as of September 30, 3005, and the term loan we held had a negative impact on performance over the course of the period.

DISTRIBUTION AND SHARE PRICE INFORMATION

In addition to owning preferred stocks, the Fund has issued its own preferred shares, called FundPreferred(TM), and entered into short-term borrowing arrangements. This FundPreferred and borrowing provides a degree of financial leverage that can enhance the Fund's returns and supplement the income available to pay common shareholder distributions, but also can increase share price volatility. This leveraging strategy provided incremental income and helped enhance shareholder distributions over this reporting period.

The Fund has a managed distribution policy designed to provide relatively stable monthly cash flow to investors. Under this policy, the Fund's monthly distributions will be paid from net investment income generated by its underlying securities as well as from net realized capital gains and/or returns of capital, generally representing net unrealized capital gains. In September 2005, the Fund announced an increase in its monthly distribution to $0.105 per share from $0.100 per share.

As of September 30, 2005, the Fund was trading at a -9.14% discount to its net asset value. This was greater than the average -8.56% discount the Fund exhibited over the course of the entire nine-month reporting period.

Nuveen Tax-Advantaged Total Return Strategy Fund
JTA

Performance
     OVERVIEW  As of September 30, 2005


PORTFOLIO ALLOCATION
(as a % of total investments)
------------------------------------
Common Stocks                  69.1%
------------------------------------
Variable Rate Senior
Loan Interests                 15.0%
------------------------------------
Preferred Securities            8.6%
------------------------------------
Corporate Bonds                 2.4%
------------------------------------
Repurchase Agreements           4.9%
------------------------------------

Bar Chart:
2004-2005 MONTHLY DISTRIBUTIONS PER SHARE
Oct                            .0735
Nov                            .0735
Dec                            .1000
Jan                            .1000
Feb                            .1000
Mar                            .1000
Apr                            .1000
May                            .1000
Jun                            .1000
Jul                            .1000
Aug                            .1000
Sep                            .1050


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
10/1/2004             18.30
10/4/2004             18.40
10/5/2004             18.26
10/6/2004             18.23
10/7/2004             18.24
10/8/2004             18.22
10/11/2004            18.15
10/12/2004            18.13
10/13/2004            18.04
10/14/2004            18.03
10/15/2004            18.00
10/18/2004            18.00
10/19/2004            17.93
10/20/2004            17.75
10/21/2004            17.61
10/22/2004            17.62
10/25/2004            17.52
10/26/2004            17.70
10/27/2004            17.81
10/28/2004            17.86
10/29/2004            17.83
11/1/2004             17.82
11/2/2004             18.00
11/3/2004             18.05
11/4/2004             18.08
11/5/2004             18.12
11/8/2004             18.34
11/9/2004             18.18
11/10/2004            18.13
11/11/2004            18.16
11/12/2004            18.26
11/15/2004            18.44
11/16/2004            18.50
11/17/2004            18.64
11/18/2004            18.73
11/19/2004            18.46
11/22/2004            18.37
11/23/2004            18.45
11/24/2004            18.45
11/26/2004            18.40
11/29/2004            18.57
11/30/2004            18.70
12/1/2004             18.78
12/2/2004             19.17
12/3/2004             19.20
12/6/2004             19.45
12/7/2004             19.61
12/8/2004             19.50
12/9/2004             19.45
12/10/2004            19.29
12/13/2004            19.24
12/14/2004            19.15
12/15/2004            19.08
12/16/2004            18.96
12/17/2004            18.81
12/20/2004            18.88
12/21/2004            18.95
12/22/2004            18.85
12/23/2004            19.08
12/27/2004            19.13
12/28/2004            19.25
12/29/2004            19.27
12/30/2004            19.28
12/31/2004            19.35
  1/3/2005            19.54
  1/4/2005            19.41
  1/5/2005            19.53
  1/6/2005            19.43
  1/7/2005            19.52
 1/10/2005            19.46
 1/11/2005            19.43
 1/12/2005            19.37
 1/13/2005            19.38
 1/14/2005            19.49
 1/18/2005            19.47
 1/19/2005            19.35
 1/20/2005            19.45
 1/21/2005            19.49
 1/24/2005            19.40
 1/25/2005            19.29
 1/26/2005            19.30
 1/27/2005            19.26
 1/28/2005            19.30
 1/31/2005            19.42
  2/1/2005            19.51
  2/2/2005            19.63
  2/3/2005            19.69
  2/4/2005            19.83
  2/7/2005            19.83
  2/8/2005            19.85
  2/9/2005            19.68
 2/10/2005            19.64
 2/11/2005            19.62
 2/14/2005            19.60
 2/15/2005            19.83
 2/16/2005            19.72
 2/17/2005            19.64
 2/18/2005            19.58
 2/22/2005            19.38
 2/23/2005            19.33
 2/24/2005            19.39
 2/25/2005            19.62
 2/28/2005            19.60
  3/1/2005            19.70
  3/2/2005            19.70
  3/3/2005            19.73
  3/4/2005            19.85
  3/7/2005            19.82
  3/8/2005            19.79
  3/9/2005            19.67
 3/10/2005            19.70
 3/11/2005            19.41
 3/14/2005            19.43
 3/15/2005            19.25
 3/16/2005            19.16
 3/17/2005            19.42
 3/18/2005            19.37
 3/21/2005            19.36
 3/22/2005            19.19
 3/23/2005            19.05
 3/24/2005            19.02
 3/28/2005            18.84
 3/29/2005            18.66
 3/30/2005            19.04
 3/31/2005            19.20
  4/1/2005            19.20
  4/4/2005            19.14
  4/5/2005            19.28
  4/6/2005            19.25
  4/7/2005            19.36
  4/8/2005            19.52
 4/11/2005            19.50
 4/12/2005            19.35
 4/13/2005            19.30
 4/14/2005            19.01
 4/15/2005            18.85
 4/18/2005            18.72
 4/19/2005            18.99
 4/20/2005            18.80
 4/21/2005            19.15
 4/22/2005            19.19
 4/25/2005            19.15
 4/26/2005            19.15
 4/27/2005            19.16
 4/28/2005            19.17
 4/29/2005            19.39
 4/30/2005            19.39
  5/2/2005            19.31
  5/3/2005            19.40
  5/4/2005            19.66
  5/5/2005            19.57
  5/6/2005            19.72
  5/9/2005            19.55
 5/10/2005            19.63
 5/11/2005            19.57
 5/12/2005            19.60
 5/13/2005            19.53
 5/16/2005            19.58
 5/17/2005            19.69
 5/18/2005            19.55
 5/19/2005            19.70
 5/20/2005            19.75
 5/23/2005            19.88
 5/24/2005            19.78
 5/25/2005            19.63
 5/26/2005            19.79
 5/27/2005            19.89
 5/31/2005            19.74
  6/1/2005            19.68
  6/2/2005            19.70
  6/3/2005            19.75
  6/6/2005            19.92
  6/7/2005            19.97
  6/8/2005            19.76
  6/9/2005            19.85
 6/10/2005            19.80
 6/13/2005            19.88
 6/14/2005            19.82
 6/15/2005            19.89
 6/16/2005            19.89
 6/17/2005            19.92
 6/20/2005            19.80
 6/21/2005            19.70
 6/22/2005            19.87
 6/23/2005            19.70
 6/24/2005            19.75
 6/27/2005            19.68
 6/28/2005            19.90
 6/29/2005            19.95
 6/30/2005            19.90
  7/1/2005            19.93
  7/5/2005            19.94
  7/6/2005            19.93
  7/7/2005            20.00
  7/8/2005            19.97
 7/11/2005            19.99
 7/12/2005            20.00
 7/13/2005            20.00
 7/14/2005            19.95
 7/15/2005            19.98
 7/18/2005            20.00
 7/19/2005            20.00
 7/20/2005            19.95
 7/21/2005            19.95
 7/22/2005            19.99
 7/25/2005            19.89
 7/26/2005            20.00
 7/27/2005            19.99
 7/28/2005            20.04
 7/29/2005            20.00
 7/31/2005            20.00
  8/1/2005            20.00
  8/2/2005            20.15
  8/3/2005            20.24
  8/4/2005            20.65
  8/5/2005            20.39
  8/8/2005            20.35
  8/9/2005            20.25
 8/10/2005            20.29
 8/11/2005            20.00
 8/12/2005            20.18
 8/15/2005            20.10
 8/16/2005            20.05
 8/17/2005            19.97
 8/18/2005            19.84
 8/19/2005            20.03
 8/22/2005            19.87
 8/23/2005            19.87
 8/24/2005            19.90
 8/25/2005            19.90
 8/26/2005            19.94
 8/29/2005            19.94
 8/30/2005            19.92
 8/31/2005            19.85
  9/1/2005            20.10
  9/2/2005            20.18
  9/6/2005            20.20
  9/7/2005            20.21
  9/8/2005            20.18
  9/9/2005            20.40
 9/12/2005            20.54
 9/13/2005            20.40
 9/14/2005            20.45
 9/15/2005            20.30
 9/16/2005            20.25
 9/19/2005            20.35
 9/20/2005            20.20
 9/21/2005            20.06
 9/22/2005            19.98
 9/23/2005            20.00
 9/26/2005            19.93
 9/27/2005            19.89
 9/28/2005            19.86
 9/29/2005            19.99
 9/30/2005            20.19

FUND SNAPSHOT
------------------------------------
Common Share Price            $20.19
------------------------------------
Common Share Net Asset Value  $22.22
------------------------------------
Premium / (Discount) to NAV   -9.14%
------------------------------------
Market Yield(1)                6.24%
------------------------------------
Net Assets Applicable to
Common Shares ($000)       $307,886
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 1/27/04)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
9-Month
(Cumulative)        9.40%      7.70%
------------------------------------
1-Year             17.85%     17.95%
------------------------------------
Since Inception     6.07%     14.89%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
Diversified Telecommunication
Services                        9.1%
------------------------------------
Oil, Gas, & Consumable Fuels    7.4%
------------------------------------
Tobacco                         7.0%
------------------------------------
Metals & Mining                 6.2%
------------------------------------
Thrifts & Mortgage Finance      6.1%
------------------------------------
Diversified Financial Services  5.6%
------------------------------------
Insurance                       5.4%
------------------------------------
Aerospace & Defense             5.3%
------------------------------------
Commercial Banks                4.7%
------------------------------------
Electric Utilities              4.4%
------------------------------------
Commercial Services & Supplies  3.3%
------------------------------------
Hotels, Restaurants & Leisure   3.2%
------------------------------------
Multi-Utilities & Unregulated
Power                           3.1%
------------------------------------
Household Products              2.9%
------------------------------------
Household Durables              2.8%
------------------------------------
Media                           2.3%
------------------------------------
Food & Staples Retailing        2.2%
------------------------------------
Paper & Forest Products         2.0%
------------------------------------
Other                          12.1%
------------------------------------
Repurchase Agreements           4.9%
------------------------------------


COUNTRIES
(as a % of total investments)
------------------------------------
United States                  80.8%
------------------------------------
United Kingdom                  5.7%
------------------------------------
South Korea                     4.2%
------------------------------------
Italy                           3.3%
------------------------------------
Other                           6.0%
------------------------------------


1 Market yield is based on the Fund's current annualized monthly distribution divided by the Fund's current market price. The Fund's monthly distributions to its shareholders may be comprised of ordinary income, net realized capital gains and, if at the end of the calendar year the Fund's cumulative net ordinary income and net realized gains are less than the amount of the Fund's distributions, a tax return of capital.

                  NUVEEN TAX-ADVANTAGED TOTAL RETURN STRATEGY FUND (JTA)

                  PORTFOLIO OF INVESTMENTS (UNAUDITED)
                  September 30, 2005


      SHARES   DESCRIPTION(1)                                                                           VALUE
------------------------------------------------------------------------------------------------------------------
               COMMON STOCKS - 98.0% (69.1% OF TOTAL INVESTMENTS)

               AEROSPACE & DEFENSE - 5.7%
     140,000   Lockheed Martin Corporation                                                         $   8,545,600
     235,000   Raytheon Company                                                                        8,934,700
------------------------------------------------------------------------------------------------------------------
                                                                                                      17,480,300
------------------------------------------------------------------------------------------------------------------
               COMMERCIAL BANKS - 4.6%
     150,000   Wachovia Corporation                                                                    7,138,500
     120,000   Wells Fargo & Company                                                                   7,028,400
------------------------------------------------------------------------------------------------------------------
                                                                                                      14,166,900
------------------------------------------------------------------------------------------------------------------
               COMMERCIAL SERVICES & SUPPLIES - 3.9%
     285,000   Pitney Bowes Inc.                                                                      11,895,900
------------------------------------------------------------------------------------------------------------------
               CONTAINERS & PACKAGING - 1.9%
     300,000   Packaging Corp of America                                                               5,823,000
------------------------------------------------------------------------------------------------------------------
               DIVERSIFIED FINANCIAL SERVICES - 6.3%
     275,000   Citigroup Inc.                                                                         12,518,000
     205,000   JPMorgan Chase & Co.                                                                    6,955,650
------------------------------------------------------------------------------------------------------------------
                                                                                                      19,473,650
------------------------------------------------------------------------------------------------------------------
               DIVERSIFIED TELECOMMUNICATION SERVICES - 12.1%
     343,000   KT Corporation, Sponsored ADR                                                           7,717,500
     385,000   SBC Communications Inc.                                                                 9,228,450
     330,000   Sprint Corporation                                                                      7,847,400
     235,000   Telecom Italia S.p.A., Sponsored ADR                                                    6,490,700
     190,000   Verizon Communications Inc.                                                             6,211,100
------------------------------------------------------------------------------------------------------------------
                                                                                                      37,495,150
------------------------------------------------------------------------------------------------------------------
               ELECTRIC UTILITIES - 4.2%
     254,000   EDP - Energias de Portugal, S.A. Sponsored ADR                                          7,086,600
     323,000   Korea Electric Power Corporation (KEPCO), Sponsored ADR                                 5,720,330
------------------------------------------------------------------------------------------------------------------
                                                                                                      12,806,930
------------------------------------------------------------------------------------------------------------------
               FOOD & STAPLES RETAILING - 3.1%
     181,500   Albertson's, Inc.                                                                       4,655,475
     240,625   J. Sainsbury plc, Sponsored ADR                                                         4,752,344
------------------------------------------------------------------------------------------------------------------
                                                                                                       9,407,819
------------------------------------------------------------------------------------------------------------------
               HOUSEHOLD DURABLES - 2.3%
     307,000   Newell Rubbermaid Inc.                                                                  6,953,550
------------------------------------------------------------------------------------------------------------------
               HOUSEHOLD PRODUCTS - 3.1%
     160,000   Kimberly-Clark Corporation                                                              9,524,800
------------------------------------------------------------------------------------------------------------------
               INSURANCE - 5.4%
     330,000   Aon Corporation                                                                        10,586,400
      80,000   Hartford Financial Services Group, Inc.                                                 6,173,600
------------------------------------------------------------------------------------------------------------------
                                                                                                      16,760,000
------------------------------------------------------------------------------------------------------------------
               METALS & MINING - 7.9%
     404,000   Alumina Limited, Sponsored ADR                                                          7,631,560
      90,000   POSCO, ADR                                                                              5,090,400
      71,000   Rio Tinto plc, Sponsored ADR                                                           11,665,300
------------------------------------------------------------------------------------------------------------------
                                                                                                      24,387,260
------------------------------------------------------------------------------------------------------------------
               MULTI-UTILITIES & UNREGULATED POWER - 4.4%
     110,000   Dominion Resources Inc.                                                                 9,475,400
     180,000   United Utilities plc, Sponsored ADR                                                     4,217,400
------------------------------------------------------------------------------------------------------------------
                                                                                                      13,692,800
------------------------------------------------------------------------------------------------------------------
               OIL, GAS, & CONSUMABLE FUELS - 10.5%
      80,000   ChevronTexaco Corporation                                                               5,178,400
     113,400   ConocoPhillips                                                                          7,927,794
      53,000   Eni S.p.A., Sponsored ADR                                                               7,849,300
      39,669   Kerr-McGee Corporation                                                                  3,852,257
      55,000   Total SA, Sponsored ADR                                                                 7,470,100
------------------------------------------------------------------------------------------------------------------
                                                                                                      32,277,851
------------------------------------------------------------------------------------------------------------------
               PAPER & FOREST PRODUCTS - 2.1%
     220,000   International Paper Company                                                             6,556,000
------------------------------------------------------------------------------------------------------------------
               PHARMACEUTICALS - 2.0%
     230,000   Merck & Co. Inc.                                                                        6,258,300
------------------------------------------------------------------------------------------------------------------
               ROAD & RAIL - 2.1%
      90,000   Union Pacific Corporation                                                               6,453,000
------------------------------------------------------------------------------------------------------------------
               THRIFTS & MORTGAGE FINANCE - 6.5%
     212,000   Fannie Mae                                                                              9,501,840
     265,000   IndyMac Bancorp, Inc.                                                                  10,488,700
------------------------------------------------------------------------------------------------------------------
                                                                                                      19,990,540
------------------------------------------------------------------------------------------------------------------
               TOBACCO - 9.9%
     235,000   Altria Group, Inc.                                                                     17,321,850
     330,000   Loews Corp - Carolina Group                                                            13,077,900
------------------------------------------------------------------------------------------------------------------
                                                                                                      30,399,750
------------------------------------------------------------------------------------------------------------------
               Total Common Stocks (cost $263,728,132)                                               301,803,500
              ----------------------------------------------------------------------------------------------------


                                                                                                           RATINGS**
                                                                                                      ------------------
      SHARES   DESCRIPTION(1)                                                             COUPON      MOODY'S     S&P       VALUE
----------------------------------------------------------------------------------------------------------------------------------

               PREFERRED SECURITIES - 12.2% (8.6% OF TOTAL INVESTMENTS)

               CAPITAL MARKETS - 1.3%
      15,500   Bear Stearns Companies, Series E                                           6.150%         A3       BBB     794,375
      25,000   Goldman Sachs Group Inc.                                                   4.510%         A2        A-     633,750
      77,700   Lehman Brothers Holdings Inc., Series F                                    6.500%         A3        A-   2,042,733
      25,000   Merrill Lynch & Company                                                    4.610%         A2        A-     628,750
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        4,099,608
----------------------------------------------------------------------------------------------------------------------------------
               COMMERCIAL BANKS - 2.2%
      41,100   Abbey National plc, Series C                                               7.375%         A2        A-   1,071,066
      23,500   Abbey National plc, Series B                                               7.375%         A2         A     627,450
      40,000   ABN AMRO Capital Trust Fund VII                                            6.080%         A2         A     997,200
      25,000   Banco Santander                                                            6.410%         A2      BBB+     645,000
      40,000   HSBC USA Inc.                                                              4.804%         A2        A-   1,015,200
      40,000   Royal Bank of Scotland Group plc, Series M                                 6.400%         A1         A   1,019,200
      40,000   Royal Bank of Scotland Group plc, Series N                                 6.350%         A1         A   1,016,400
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        6,391,516
----------------------------------------------------------------------------------------------------------------------------------
               CONSUMER FINANCE - 1.0%
      45,000   HSBC Finance Corporation                                                   6.360%         A3      BBB+   1,138,050
      36,100   SLM Corporation, Series A                                                  6.970%       Baa1      BBB+   1,956,620
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        3,094,670
----------------------------------------------------------------------------------------------------------------------------------
               DIVERSIFIED FINANCIAL SERVICES - 1.5%
      10,000   CIT Group Inc., Series A                                                   6.350%       Baa1      BBB+     253,700
      19,500   Citigroup Inc., Series F                                                   6.365%        Aa3         A   1,004,250
      28,900   Citigroup Inc., Series H                                                   6.231%        Aa3         A   1,510,025
       5,000   ING Group NV                                                               7.050%        N/R         A     129,500
      48,400   ING Group NV                                                               7.200%         A2         A   1,263,724
      23,800   ING Group NV                                                               6.200%         A2         A     599,046
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        4,760,245
----------------------------------------------------------------------------------------------------------------------------------
               ELECTRIC UTILITIES - 2.2%
      39,500   Alabama Power Company, Series A                                            5.300%       Baa1      BBB+     958,665
      12,400   Consolidated Edison Company of New York, Inc.                              5.000%         A3      BBB+   1,122,200
      41,500   Interstate Power and Light Company                                         7.100%       Baa3      BBB-   1,130,875
      40,000   Mississippi Power Company                                                  5.250%         A3      BBB+     963,000
      40,000   Savannah Electric & Power Company                                          6.000%       Baa1      BBB+   1,056,000
       5,000   Southern California Edison Company                                         6.125%       Baa3      BBB-     502,813
       9,000   Southern California Edison Company, Series A                               5.349%       Baa3      BBB-     919,688
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        6,653,241
----------------------------------------------------------------------------------------------------------------------------------
               INSURANCE - 1.9%
      50,300   Ace Ltd., Series C                                                         7.800%       Baa2      BBB-   1,325,405
      40,000   Aegon NV                                                                   6.375%         A3        A-   1,019,600
      40,000   Genworth Financial Inc., Series A                                          5.250%       Baa1      BBB+   2,081,252
      30,000   Prudential plc                                                             6.750%       Baa1         A     772,200
      30,000   Prudential plc                                                             6.500%       Baa1         A     754,500
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        5,952,957
----------------------------------------------------------------------------------------------------------------------------------
               THRIFTS & MORTGAGE FINANCE - 2.1%
      20,000   Fannie Mae                                                                 5.500%        Aa3       AA-     930,000
      24,300   Fannie Mae                                                                 5.125%        Aa3       AA-   1,029,105
      35,000   Fannie Mae                                                                 5.810%        Aa3       AA-   1,697,500
      20,000   Federal Home Loan Mortgage Corporation                                     5.700%        Aa3       AA-     963,000
      18,400   Federal Home Loan Mortgage Corporation                                     6.000%        Aa3       AA-     927,360
      21,900   Federal Home Loan Mortgage Corporation                                     5.000%        Aa3       AA-     930,750
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        6,477,715
----------------------------------------------------------------------------------------------------------------------------------
               Total Preferred Securities (cost $37,743,769)                                                           37,429,952
              --------------------------------------------------------------------------------------------------------------------


                                                                                                        RATINGS**
   PRINCIPAL                                                                            STATED    -------------------
AMOUNT (000)   DESCRIPTION(1)                                                COUPON   MATURITY     MOODY'S        S&P    VALUE
----------------------------------------------------------------------------------------------------------------------------------

               CORPORATE BONDS - 3.4% (2.4% OF TOTAL INVESTMENTS)

               HOTELS, RESTAURANTS & LEISURE - 1.4%
$     2,000    MGM Mirage                                                   6.750%     8/01/07         Ba1       BB+   2,045,000
      2,000    Park Place Entertainment                                     8.875%     9/15/08         Ba2       BB-   2,192,500
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       4,237,500
----------------------------------------------------------------------------------------------------------------------------------
               HOUSEHOLD DURABLES - 1.3%
      2,000    D.R. Horton, Inc.                                            7.500%   12/01/07          Ba1       BB+   2,103,084
      2,000    Standard Pacific Corporation                                 6.500%   10/01/08          Ba2        BB   1,992,500
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       4,095,584
----------------------------------------------------------------------------------------------------------------------------------
               PAPER & FOREST PRODUCTS - 0.7%
       2,000   Georgia-Pacific Corp                                         7.375%    7/15/08          Ba2       BB+   2,105,000
----------------------------------------------------------------------------------------------------------------------------------
               Total Corporate Bonds (cost $10,531,607)                                                               10,438,084
              --------------------------------------------------------------------------------------------------------------------


                                                                           WEIGHTED                    RATINGS**
   PRINCIPAL                                                                AVERAGE     STATED    -------------------
AMOUNT (000)    DESCRIPTION(1)                                               COUPON  MATURITY*     MOODY'S      S&P      VALUE
----------------------------------------------------------------------------------------------------------------------------------

               VARIABLE RATE SENIOR LOAN INTERESTS(2) - 21.2%
                (15.0% OF TOTAL INVESTMENTS)

               AEROSPACE & DEFENSE - 1.8%
       1,644   Hexcel, Term Loan B                                          5.313%    3/01/12          B2        B+   1,663,629
       1,900   K & F Industries, Inc., Term Loan B                          6.284%   11/18/12          B2        B+   1,914,250
       1,625   Vought Aircraft Industries, Inc., Term Loan                  6.350%   12/22/11         Ba3        B+   1,643,701
         364   Vought Aircraft Industries, Inc., Tranche B,                 5.840%   12/22/10         Ba3        B+     368,239
                Letter of Credit
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      5,589,819
----------------------------------------------------------------------------------------------------------------------------------
               AUTO COMPONENTS - 0.6%
      2,000    Federal-Mogul Corporation, Term Loan A (a)                   6.090%    2/24/04         N/R       N/R   1,880,000
----------------------------------------------------------------------------------------------------------------------------------
               BUILDING PRODUCTS - 0.6%
      1,774    PP Holding Corporation, Term Loan                            6.100%   11/12/11          B1         B   1,779,992
----------------------------------------------------------------------------------------------------------------------------------
               CHEMICALS - 0.7%
      1,990    Rockwood Specialties Group, Inc., Tranche D                  5.930%    7/30/12          B1        B+   2,024,203
----------------------------------------------------------------------------------------------------------------------------------
               COMMERCIAL SERVICES & SUPPLIES - 0.8%
        703    Allied Waste North America, Inc., Letter of Credit           3.100%    3/21/12          B1        BB     708,851
      1,841    Allied Waste North America, Inc., Term Loan B                5.851%    3/12/21          B1        BB   1,856,936
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      2,565,787
----------------------------------------------------------------------------------------------------------------------------------
               CONTAINERS & PACKAGING - 0.9%
        788    Owens-Illinois Group, Inc., Term Loan B                      5.570%    4/01/08          B1       N/R     797,791
        175    Smurfit-Stone Container Corporation, Deposit-Funded
                Commitment                                                  2.100%   11/01/11         Ba3       BB-     176,607
      1,389    Smurfit-Stone Container Corporation, Term Loan B             5.697%   11/01/11         Ba3       BB-   1,404,349
        427    Smurfit-Stone Container Corporation, Term Loan C             5.834%   11/01/11         Ba3       BB-     432,107
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       2,810,854
----------------------------------------------------------------------------------------------------------------------------------
               DIVERSIFIED TELECOMMUNICATION SERVICES - 0.7%
      2,000    Madison River Term Loan                                      6.220%    9/29/08          B1        B+   2,033,750
----------------------------------------------------------------------------------------------------------------------------------
               ELECTRICAL EQUIPMENT - 0.6%
      1,630    Sensus Metering Systems Inc., Term Loan B-1                  5.954%    7/29/12          B2        B+   1,649,796
        254    Sensus Metering Systems Inc., Term Loan B-2                  5.969%   12/17/10          B2        B+     257,368
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      1,907,164
----------------------------------------------------------------------------------------------------------------------------------
               HEALTH CARE PROVIDERS & SERVICES - 1.6%
        972    Alderwoods Group, Inc., Term Loan B-2                        5.748%   12/17/10          B1       BB-     986,658
      2,000    Davita Inc., Term Loan B (b)                                    TBD        TBD          B1       BB-   2,032,084
      1,975    IASIS Healthcare LLC, Term Loan B                            5.770%    6/22/11          B1        B+   2,006,036
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      5,024,778
----------------------------------------------------------------------------------------------------------------------------------
               HOTELS, RESTAURANTS & LEISURE - 3.0%
      2,000    24 Hour Fitness Worldwide, Inc., Term Loan B                 6.780%    6/06/05          B2         B   2,033,750
      1,970    Jack in the Box, Inc., Term Loan                             5.446%    1/09/10         Ba2        BB   1,990,931
      2,000    Penn National Gaming, Inc., Term Loan B (b)                     TBD        TBD         Ba3       BB-   2,027,656
      1,400    Pinnacle Entertainment, Term Loan B (b)                         TBD        TBD          B1       BB-   1,412,688
        342    Venetian Casino Resort, LLC, Delayed Draw, Term Loan (c)     5.770%    6/15/11          B1       BB-     345,272
      1,658    Venetian Casino Resort, LLC, Term Loan                       5.770%    6/15/11          B1       BB-   1,674,572
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      9,484,869
----------------------------------------------------------------------------------------------------------------------------------
               HOUSEHOLD DURABLES - 0.5%
      1,470    Sealy Mattress Company, Term Loan D                          5.572%    4/06/12          B1        B+   1,487,800
----------------------------------------------------------------------------------------------------------------------------------
               HOUSEHOLD PRODUCTS - 1.0%
      2,955    Solo Cup Company, Term Loan                                  5.938%    2/27/11          B1        B+   2,967,189
----------------------------------------------------------------------------------------------------------------------------------
               INSURANCE - 0.4%
      1,100    Conseco, Inc., Term Loan                                     5.768%    6/22/10          B2       BB-   1,114,094
----------------------------------------------------------------------------------------------------------------------------------
               IT SERVICES - 1.2%
      1,765    Fidelity National Information Services, Term Loan B          5.478%    3/09/13         Ba3        BB   1,773,510
      2,000    SunGard Data System, Term Loan B                             6.280%    1/25/13          B1        B+   2,025,228
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      3,798,738
----------------------------------------------------------------------------------------------------------------------------------
               MACHINERY - 0.4%
      1,099    Dresser-Rand Group Inc., Term Loan                           6.047%   10/10/10          B1        B+   1,118,453
----------------------------------------------------------------------------------------------------------------------------------
               MEDIA - 3.2%
      1,973    Charter Communications Operating, LLC, Term Loan B           6.930%    4/07/11          B2         B   1,984,218
      1,985    Emmis Operating Company, Term Loan                           5.518%   11/10/11         Ba2        B+   2,001,624
      2,000    Metro-Goldwyn Mayer Studios, Inc., Term Loan B               6.270%    4/12/12         N/R       N/R   2,026,250
      1,910    Regal Cinemas Corporation, Term Loan                         6.020%   11/10/10         Ba3       BB-   1,932,240
      2,213    WMG Acquisition Corp., Term Loan                             5.700%    2/27/11          B1        B+   2,240,693
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     10,185,025
----------------------------------------------------------------------------------------------------------------------------------
               METALS & MINING - 0.9%
      2,723    Amsted Industries Incorporated, Term Loan B                  6.198%   10/15/10          B1       BB-   2,773,060
----------------------------------------------------------------------------------------------------------------------------------
               REAL ESTATE - 1.6%
        784    Crescent Real Estate Funding XII, L.P., Term Loan            5.943%    3/20/06         N/R       N/R     788,320
      1,987    General Growth Properties, Inc., Term Loan B                 5.850%   11/12/08         Ba2       BB+   2,014,339
      1,960    LNR Property Corporation, Term Loan                          6.711%    2/03/08          B2        B+   1,985,664
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      4,788,323
---------------------------------------------------------------------------------------------------------------------------------
               TRADING COMPANIES & DISTRIBUTORS - 0.7%
      2,000    United Rentals, Term Loan B (b)                                 TBD        TBD          BB        B2   2,019,750
---------------------------------------------------------------------------------------------------------------------------------
               Total Variable Rate Senior Loan Interests (cost $64,757,630)                                          65,353,648
              -------------------------------------------------------------------------------------------------------------------

               REPURCHASE AGREEMENTS - 7.0% (4.9% OF TOTAL INVESTMENTS)

$     21,537   State Street Bank, 3.150%, dated 9/30/05, due 10/03/05,                                               21,536,783
               repurchase price $21,542,436, collateralized by
               $21,970,000, U.S. Treasury Bonds, 3.875%, due 5/15/10,
               value $21,970,000
==============-------------------------------------------------------------------------------------------------------------------
               Total Repurchase Agreements (cost $21,536,783)                                                        21,536,783
              -------------------------------------------------------------------------------------------------------------------
               Total Investments (cost $398,297,921) - 141.8%                                                       436,561,967
              -------------------------------------------------------------------------------------------------------------------
               FundNotes - (25.3)%                                                                                  (78,000,000)
              -------------------------------------------------------------------------------------------------------------------
               Other Assets Less Liabilities - (1.9)%                                                                (5,676,151)
              -------------------------------------------------------------------------------------------------------------------
               FundPreferred Shares, at Liquidation Value - (14.6)%                                                 (45,000,000)
              -------------------------------------------------------------------------------------------------------------------
               Net Assets Applicable to Common Shares - 100%                                                    $   307,885,816
              ===================================================================================================================


(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2) Senior Loans in which the Fund invests generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks.

     Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.

* Senior Loans in the Fund's portfolio generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans in the Fund's portfolio may occur. As a result, the actual remaining maturity of Senior Loans held in the Fund's portfolio may be substantially less than the stated maturities shown.

** Ratings below Baa by Moody's Investor Service, Inc. or BBB by Standard & Poor's Group are considered to be below investment grade.

(a) At or subsequent to September 30, 2005, this issue was under the protection of Federal Bankruptcy Court.

(b)  Purchased on a when-issued or delayed delivery basis.

ADR  American Depositary Receipt.

TBD Senior Loan purchased on a when-issued basis in the primary market. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior Loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

N/R  Investment is not rated.

                                 See accompanying notes to financial statements.

                        Statement of
                           ASSETS AND LIABILITIES September 30, 2005 (Unaudited)



-----------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $398,297,921)                                                                             $ 436,561,967
Receivables:
   Dividends                                                                                                                680,182
   Interest                                                                                                                 568,186
   Investments sold                                                                                                          20,742
   Reclaims                                                                                                                  13,422
Deferred FundNotes offering costs                                                                                         1,735,869
Other assets                                                                                                                 16,740
-----------------------------------------------------------------------------------------------------------------------------------
      Total assets                                                                                                      439,597,108
-----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Payable for investments purchased                                                                                         8,338,465
FundNotes                                                                                                                78,000,000
Accrued expenses:
   Management fees                                                                                                          201,404
   Other                                                                                                                    153,407
FundNotes interest payable                                                                                                    8,522
FundPreferred share dividends payable                                                                                         9,494
-----------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                                                                  86,711,292
-----------------------------------------------------------------------------------------------------------------------------------
FundPreferred shares, at liquidation value                                                                               45,000,000
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                                                                                $ 307,885,816
===================================================================================================================================
Common shares outstanding                                                                                                13,855,240
===================================================================================================================================
Net asset value per Common share outstanding (net assets applicable to
   Common shares, divided by Common shares outstanding)                                                               $       22.22
===================================================================================================================================


NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
-----------------------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value per share                                                                               $     138,552
Paid-in surplus                                                                                                         262,780,020
Undistributed (Over-distribution of) net investment income                                                               (5,290,939)
Accumulated net realized gain from investments                                                                           11,994,137
Net unrealized appreciation of investments                                                                               38,264,046
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                                                                                $ 307,885,816
===================================================================================================================================
Authorized shares:
   Common                                                                                                                 Unlimited
   FundPreferred shares                                                                                                   Unlimited
===================================================================================================================================

                                 See accompanying notes to financial statements.

                        Statement of
                              OPERATIONS Nine Months Ended September 30, 2005 (Unaudited)


-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends (net of foreign taxes withheld of $320,026)                                                                   $ 9,019,809
Interest                                                                                                                  3,224,917
Fees                                                                                                                        107,046
-----------------------------------------------------------------------------------------------------------------------------------
Total investment income                                                                                                  12,351,772
-----------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                                                                           2,808,251
FundNotes interest expense and amortization of offering costs                                                             1,650,653
FundNotes and FundPreferred shares - auction fees                                                                           229,994
FundNotes and FundPreferred shares - dividend disbursing agent fees                                                           9,349
Shareholders' servicing agent fees and expenses                                                                               1,163
Custodian's fees and expenses                                                                                               107,056
Trustees' fees and expenses                                                                                                   8,018
Professional fees                                                                                                            21,690
Shareholders' reports - printing and mailing expenses                                                                        34,323
Stock exchange listing fees                                                                                                   9,088
Investor relations expense                                                                                                   43,746
Other expenses                                                                                                                6,343
-----------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit and expense reimbursement                                                      4,929,674
   Custodian fee credit                                                                                                      (1,333)
   Expense reimbursement                                                                                                 (1,004,881)
-----------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                                                              3,923,460
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                                     8,428,312
-----------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN
Net realized gain from investments                                                                                       11,983,638
Change in net unrealized appreciation (depreciation) of investments                                                       3,024,377
-----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain                                                                                         15,008,015
-----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO FUNDPREFERRED SHAREHOLDERS
From net investment income                                                                                                 (951,493)
From accumulated net realized gains from investments                                                                              -
-----------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shareholders
   from distributions to FundPreferred shareholders                                                                        (951,493)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to Common shares from operations                                                 $ 22,484,834
===================================================================================================================================

                                 See accompanying notes to financial statements.

                        Statement of
                              CHANGES IN NET ASSETS (Unaudited)
                                                                                                                     FOR THE PERIOD
                                                                                                                            1/27/04
                                                                                                                      (COMMENCEMENT
                                                                                                                      OF OPERATIONS)
                                                                                                  NINE MONTHS ENDED         THROUGH
                                                                                                            9/30/05        12/31/04
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                                                                 $  8,428,312     $  9,240,322
Net realized gain from investments                                                                      11,983,638        2,023,579
Change in net unrealized appreciation (depreciation) of investments                                      3,024,377       35,239,669
Distributions to FundPreferred shareholders:
   From net investment income                                                                             (951,493)        (449,287)
   From accumulated net realized gains from investments                                                         --          (55,374)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to Common shares
   from operations                                                                                      22,484,834       45,998,909
-----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income                                                                             (12,538,993)      (9,240,701)
From accumulated net realized gains from investments                                                      (426,741)      (1,310,064)
-----------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares from
   distributions to Common shareholders                                                                (12,965,734)     (10,550,765)
----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Net proceeds from sale of Common shares                                                                         --      263,981,000
FundPreferred shares offering costs                                                                        (82,512)      (1,080,000)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to Common shares from
   capital share transactions                                                                              (82,512)     262,901,000
----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to Common shares                                                   9,436,588      298,349,144
Net assets applicable to Common shares at the beginning of period                                      298,449,228          100,084
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares at the end of period                                           $307,885,816     $298,449,228
===================================================================================================================================
Undistributed (Over-distribution of) net investment income at the end of period                       $ (5,290,939)    $   (228,765)
===================================================================================================================================

                                 See accompanying notes to financial statements.

                        Statement of
                              CASH FLOWS Nine Months Ended September 30, 2005 (Unaudited)
-----------------------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
NET INCREASE IN NET ASSETS APPLICABLE TO COMMON SHARES FROM OPERATIONS                                                 $ 22,484,834
Adjustments to reconcile the net increase in net assets applicable to Common shares from operations to net cash provided by operating activities:
   Purchases of investment securities                                                                                   (98,483,475)
   Proceeds from (Purchases of) short-term investment securities, net                                                    (4,627,535)
   Proceeds from sales of investment securities                                                                         103,554,379
   Amortization/(Accretion) of premiums and discounts, net                                                                  178,891
   Decrease in receivable for dividends                                                                                     398,277
   Decrease in receivable for interest                                                                                        6,089
   Decrease in receivable for investments sold                                                                              110,482
   Decrease in receivable for reclaims                                                                                       10,719
   Increase in other assets                                                                                                 (12,622)
   Increase in payable for investments purchased                                                                          4,338,465
   Decrease in management fees payable                                                                                       (1,303)
   Increase in other liabilities                                                                                             24,894
   Increase in FundPreferred share dividends payable                                                                          2,911
   Net realized (gain) from investments                                                                                 (11,983,638)
   Change in net unrealized (appreciation)/depreciation of investments                                                   (3,024,377)
   Net realized (gain)/loss from paydowns                                                                                    27,612
-----------------------------------------------------------------------------------------------------------------------------------
   Net cash provided by operating activities                                                                             13,004,603
-----------------------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES:
Cash distributions paid to Common shareholders                                                                          (12,965,734)
FundNotes:
   Decrease in deferred offering costs                                                                                       40,144
   Increase in FundNotes interest payable*                                                                                    3,499
FundPreferred shares offering costs                                                                                         (82,512)
-----------------------------------------------------------------------------------------------------------------------------------
   Net cash used in financing activities                                                                                (13,004,603)
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN CASH                                                                                                  --
Cash at the beginning of period                                                                                                  --
-----------------------------------------------------------------------------------------------------------------------------------
CASH AT THE END OF PERIOD                                                                                                        --
====================================================================================================================================

* Cash paid for interest on FundNotes (excluding amortization of FundNotes offering costs) during the nine months ended September 30, 2005 was $1,601,309.

                                 See accompanying notes to financial statements.

Notes to
       FINANCIAL STATEMENTS (Unaudited)



1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES
Nuveen Tax-Advantaged Total Return Strategy Fund (the "Fund") is a diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's Common shares are listed on the New York Stock Exchange and trade under the ticker symbol "JTA." The Fund was organized as a Massachusetts business trust on October 1, 2003.

Prior to the commencement of operations, the Fund had no operations other than those related to organizational matters, the initial capital contribution of $100,084 by the Adviser, and the recording of the organization expenses ($11,500) and their reimbursement by Nuveen Investments, LLC, also a wholly owned subsidiary of Nuveen.

The Fund seeks to provide a high level of after-tax total return consisting primarily of tax-advantaged dividend income and capital appreciation by investing primarily in a portfolio of dividend-paying common stocks that the Fund believes at the time of investment are eligible to pay dividends that qualify for favorable federal income taxation at rates applicable to long-term capital gains ("tax-advantaged dividends"). The Fund will also invest to a more limited extent in preferred securities that are eligible to pay tax-advantaged dividends, as well as senior loans (both secured and unsecured), domestic corporate bonds, notes and debentures, convertible debt securities, and other similar types of corporate instruments, including high yield debt securities, that are not eligible to pay tax-advantaged dividends.

Effective January 1, 2005, Nuveen Institutional Advisory Corp. ("NIAC"), the Fund's previous Adviser, and its affiliate, Nuveen Advisory Corp. ("NAC"), were merged into Nuveen Asset Management ("NAM"), each wholly owned subsidiaries of Nuveen Investments, Inc. ("Nuveen"). As a result of the merger, NAM is now the Adviser to all funds previously advised by either NIAC or NAC.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements in accordance with U.S. generally accepted accounting principles.

Investment Valuation
Exchange-listed securities are generally valued at the last sales price on the securities exchange on which such securities are primarily traded. Securities traded on a securities exchange for which there are no transactions on a given day or securities not listed on a securities exchange are valued at the mean of the closing bid and asked prices. Securities traded on Nasdaq are valued at the Nasdaq Official Closing Price. The prices of fixed-income securities and senior loans are generally provided by an independent pricing service approved by the Fund's Board of Trustees and based on the mean between the bid and asked prices. When price quotes are not readily available, the pricing service or, in the absence of a pricing service for a particular security, the Board of Trustees of the Fund, or its designee, may establish fair market value using a wide variety of market data including yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor's credit characteristics considered relevant by the pricing service or the Board of Trustees designee. Short-term securities are valued at amortized cost, which approximates market value.

The senior loans in which the Fund invests are not listed on an organized exchange and the secondary market for such investments may be less liquid relative to markets for other fixed income securities. Consequently, the value of senior loans, determined as described above, may differ significantly from the value that would have been determined had there been an active market for that senior loan.

Investment Transactions
Investment transactions are recorded on a trade date basis. Trade date for senior loans purchased in the "primary market" is considered the date on which the loan allocations are determined. Trade date for senior loans purchased in the "secondary market" is the date on which the transaction is entered into. Realized gains and losses from investment transactions are determined on the specific identification method. Investments purchased on a when-issued or delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Fund maintains liquid assets with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At September 30, 2005, the Fund had outstanding when-issued and delayed delivery purchase commitments of $7,431,250.

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



Investment Income
Dividend income is recorded on the ex-dividend date or, for foreign securities, when information is available. Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Interest income also includes paydown gains and losses on senior loans. Fee income consists primarily of amendment fees. Amendment fees are earned as compensation for evaluating and accepting changes to the original loan agreement and are recognized when received.

Income Taxes
The Fund intends to distribute substantially all net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.

Dividends and Distributions to Common Shareholders
Distributions to Common shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

Prior to December 1, 2004, the Fund declared monthly income distributions to Common shareholders. Commencing with the Fund's December 1, 2004 dividend declaration, payable December 30, 2004, the Fund began to make monthly cash distributions to Common Shareholders of a stated dollar amount based primarily on the Fund's net investment income but also secondarily on net realized capital gains and/or on net unrealized capital gains in the Fund's portfolio (stated in terms of a fixed cents per Common Share dividend rate) ("Managed Distribution Policy"). The Fund seeks to maintain a stable distribution level, subject to approval and oversight by the Fund's Board of Trustees. Distributions will be made only after paying any accrued dividends or making any redemption or liquidation payments to FundPreferred shares, if any, and interest and required principal payments on borrowings, if any. Under the Managed Distribution Policy, if, for any monthly distribution, net investment income and net realized capital gain were less than the amount of the distribution, the difference would be distributed from the Fund's assets and would be treated by shareholders as a return of capital for tax purposes. Distributions during the first nine months of the fiscal year are classified as having been paid from net investment income; consequently, this will negatively impact the amount of undistributed net investment income shown in the financial statements in this interim report. The final determination of the source of all distributions for the year are made after the end of the year and reflected in the financial statements contained in the annual report.

FundNotes
Effective April 23, 2004, the Fund issued 3,120 Series F FundNotes, $25,000 stated value per share, that mature on April 24, 2034. The interest rate paid by the Fund is determined every seven days, pursuant to a dutch auction process overseen by the auction agent, and is payable at the end of each rate period. For the nine months ended September 30, 2005, the average daily balance of FundNotes was $78 million with an average annualized interest rate (including amortization of FundNotes offering costs) of 2.83%.

FundPreferred Shares
Effective May 6, 2004, the Fund issued 1,800 Series W FundPreferred shares, $25,000 stated value per share, as a means of effecting financial leverage. The dividend rate paid by the Fund is determined every seven days, pursuant to a dutch auction process overseen by the auction agent, and is payable at the end of each rate period.

Derivative Financial Instruments
The Fund may use derivatives or other transactions for the purpose of hedging the portfolio's exposure to common stock risk, high yield credit risk, foreign currency exchange risk and the risk of increases in interest rates. Although the Fund is authorized to invest in such financial instruments, and may do so in the future, it did not make any such investment during the nine months ended September 30, 2005.

Repurchase Agreements
In connection with transactions in repurchase agreements, it is the Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.

Custodian Fee Credit
The Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on the Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Organization and Offering Costs
Nuveen Investments, LLC has agreed to reimburse all organization expenses (approximately $11,500) and pay all Common share offering costs (other than the sales load) that exceed $.04 per Common share. The Fund's share of Common share offering costs of $554,000 was recorded as a reduction of the proceeds from the sale of Common shares.

Costs incurred by the Fund in connection with its offering of FundNotes ($1,751,669) were recorded as a deferred charge and are being amortized over the 30 year life of the FundNotes and included with FundNote Interest Expense on the Statement of Operations.

Costs incurred by the Fund in connection with its offering of FundPreferred shares ($1,162,512) were recorded as a reduction to paid-in surplus.

Indemnifications
Under the Fund's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

2. FUND SHARES
The Fund did not engage in transactions in its own shares during the nine months ended September 30, 2005.

During the period January 27, 2004 (commencement of operations) through December 31, 2004, the Fund sold 13,850,000 Common shares, 3,120 FundNotes and 1,800 FundPreferred shares.

3. INVESTMENT TRANSACTIONS
Purchases and sales of investments (excluding short-term investments) during the nine months ended September 30, 2005, aggregated $98,483,475 and $103,554,379, respectively.

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



4. INCOME TAX INFORMATION
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, recognition of premium amortization on debt securities and timing differences in recognizing certain gains and losses on investment transactions.

At September 30, 2005, the cost of investments was $398,605,414.

The net unrealized appreciation of investments at September 30, 2005, aggregated $37,956,553 of which $51,453,411 related to appreciated securities and $13,496,858 related to depreciated securities.

The tax components of undistributed net ordinary income and net realized gains at December 31, 2004, the Fund's last fiscal year end, were as follows:

--------------------------------------------------------------------------------
Undistributed net ordinary income *                                     $446,929
Undistributed net long-term capital gains                                     --
================================================================================

* Net ordinary income consists of net taxable income derived from dividends, interest, and net short-term capital gains, if any.

The tax character of distributions paid during the period January 27, 2004 (commencement of operations) through December 31, 2004, the Fund's last fiscal year end, was designated for purposes of the dividends paid deduction as follows:

--------------------------------------------------------------------------------
Distributions from net ordinary income *                             $11,048,843
Distributions from net long-term capital gains                                --
================================================================================

* Net ordinary income consists of net taxable income derived from dividends, interest, and net short-term capital gains, if any.

5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The Fund's management fee is separated into two components - a complex-level component, based on the aggregate amount of all fund assets managed by the Adviser, and a specific fund-level component, based only on the amount of assets within the Fund. This pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee, payable monthly, for the Fund is based upon the average daily Managed Assets of the Fund as follows:

AVERAGE DAILY MANAGED ASSETS                                 FUND-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $500 million                                                .7000%
For the next $500 million                                                 .6750
For the next $500 million                                                 .6500
For the next $500 million                                                 .6250
For Managed Assets over $2 billion                                        .6000
================================================================================

The annual complex-level fee, payable monthly, which is additive to the fund-level fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund assets managed as stated in the table below. As of September 30, 2005, the complex level fee rate was .1898%.

COMPLEX-LEVEL ASSETS(1)                                   COMPLEX-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $55 billion                                                 .2000%
For the next $1 billion                                                   .1800
For the next $1 billion                                                   .1600
For the next $3 billion                                                   .1425
For the next $3 billion                                                   .1325
For the next $3 billion                                                   .1250
For the next $5 billion                                                   .1200
For the next $5 billion                                                   .1175
For the next $15 billion                                                  .1150
For Managed Assets over $91 billion (2)                                   .1400
================================================================================

(1) The complex-level fee component of the management fee for the funds is calculated based upon the aggregate Managed Assets ("Managed Assets" means the average daily net assets of each fund including assets attributable to all types of leverage used by the Nuveen funds) of Nuveen-sponsored funds in the U.S.

(2) With respect to the complex-wide Managed Assets over $91 billion, the fee rate or rates that will apply to such assets will be determined at a later date. In the unlikely event that complex-wide Managed Assets reach $91 billion prior to a determination of the complex-level fee rate or rates to be applied to Managed Assets in excess of $91 billion, the complex-level fee rate for such complex-wide Managed Assets shall be .1400% until such time as a different rate or rates is determined.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Adviser has entered into Sub-Advisory Agreements with NWQ Investment Management Company, LLC ("NWQ") and Symphony Asset Management, LLC ("Symphony"). Nuveen owns a controlling interest in NWQ while key management of NWQ owns a non-controlling minority interest. Symphony is an indirect wholly owned subsidiary of Nuveen. NWQ manages the portion of the Fund's investment portfolio allocated to dividend-paying common stocks including American Depositary Receipts ("ADRs"). Symphony manages the portion of the Fund's investment portfolio allocated to senior loans and other debt instruments. NWQ and Symphony are compensated for their services to the Fund from the management fee paid to the Adviser.

The Fund pays no compensation directly to those of its Trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Fund from the Adviser or its affiliates. The Board of Trustees has adopted a deferred compensation plan for independent Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised Funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised Funds.

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



For the first eight years of the Fund's operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily Managed Assets, for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                  YEAR ENDING
JANUARY 31,                                  JANUARY 31,
--------------------------------------------------------------------------------
2004*                     .32%                       2009                   .32%
2005                      .32                        2010                   .24
2006                      .32                        2011                   .16
2007                      .32                        2012                   .08
2008                      .32
================================================================================

*    From the commencement of operations.

The Adviser has not agreed to reimburse the Fund for any portion of its fees and expenses beyond January 31, 2012.

6. COMMITMENTS
Pursuant to the terms of certain of the variable rate senior loan agreements, the Fund may have unfunded senior loan commitments. The Fund will maintain with its custodian, cash, liquid securities and/or liquid senior loans having an aggregate value at least equal to the amount of unfunded senior loan commitments. At September 30, 2005, there were no such unfunded senior loan commitments.

7. SENIOR LOAN PARTICIPATION COMMITMENTS
With respect to the senior loans held in the Fund's portfolio, the Fund may: 1) invest in assignments; 2) act as a participant in primary lending syndicates; or
3) invest in participations. If the Fund purchases a participation of a senior loan interest, the Fund would typically enter into a contractual agreement with the lender or other third party selling the participation, rather than directly with the Borrower. As such, the Fund not only assumes the credit risk of the Borrower, but also that of the Selling Participant or other persons interpositioned between the Fund and the Borrower. At September 30, 2005, there were no such outstanding participation commitments.

8. ANNOUNCEMENT REGARDING PARENT COMPANY OF ADVISER
In early April, 2005, The St. Paul Travelers Companies, Inc. ("St. Paul Travelers"), which owned 79% of Nuveen, (A) completed a public offering of a substantial portion of its equity stake in Nuveen, (B) sold Nuveen $200 million of its Nuveen shares, (C) entered into an agreement with Nuveen to sell an additional $400 million of its Nuveen shares on a "forward" basis with payment for and settlement of these shares delayed for several months, and (D) entered into agreements with two unaffiliated investment banking firms to sell an amount equal to most or all of its remaining Nuveen shares for current payment but for future settlement. Transactions (C) and (D) above were settled in late July, which effectively reduced St. Paul Travelers' controlling stake in Nuveen and was deemed an "assignment" (as defined in the 1940 Act) of the investment management agreement between the Fund and the Adviser, which resulted in the automatic termination of the agreement under the 1940 Act. In anticipation of such deemed assignment, the Board of Trustees had approved a new ongoing investment management agreement for the Fund and the submission of the agreement for approval by the Fund's shareholders, which shareholder approval was received prior to the settlement of transactions (C) and (D). The new ongoing management agreement took effect upon such settlement.

9. SUBSEQUENT EVENT -- DISTRIBUTIONS TO COMMON SHAREHOLDERS
The Fund declared a distribution of $.1050 per Common share which was paid on November 1, 2005, to shareholders of record on October 15, 2005.

Financial
       HIGHLIGHTS (Unaudited)

                        Financial
                               HIGHLIGHTS (Unaudited)

Selected data for a Common share outstanding throughout each period:
                                                      Investment Operations                                 Less Distributions
                                 ------------------------------------------------------------------  -------------------------------
                                                              Distributions   Distributions
                                                                   from Net            from                 Net
                     Beginning                                   Investment         Capital          Investment    Capital
                        Common                         Net        Income to        Gains to           Income to   Gains to
                         Share          Net      Realized/    FundPreferred   FundPreferred              Common     Common
                     Net Asset   Investment     Unrealized           Share-          Share-              Share-     Share-
                         Value     Income(a)    Gain (Loss)         holders+        holders+  Total     holders    holders    Total
====================================================================================================================================
Year Ended 12/31:
2005(c)                 $21.54        $ .61         $ 1.09           $ (.07)           $ --  $ 1.63      $ (.91)     $(.03)  $ (.94)
2004(b)                  19.10          .67           2.69             (.03)             --    3.33        (.67)      (.10)    (.77)
====================================================================================================================================
                                                                   Total Returns
                                                                ------------------
                                                                           Based
                           Offering                                           on
                          Costs and        Ending                         Common
                      FundPreferred        Common               Based      Share
                              Share         Share     Ending       on        Net
                       Underwriting     Net Asset     Market    Market     Asset
                          Discounts         Value      Value     Value**   Value**
==================================================================================
Year Ended 12/31:
2005(c)                       $(.01)       $22.22     $20.19       9.40%    7.70%
2004(b)                        (.12)        21.54      19.35        .91    17.18
==================================================================================
                                                      Ratios/Supplemental Data
                   ----------------------------------------------------------------------------------------------
                                      Before Credit/Reimbursement     After Credit/Reimbursement***
                                    -----------------------------    ------------------------------
                                                   Ratio of Net                      Ratio of Net
                                      Ratio of       Investment        Ratio of        Investment
                        Ending        Expenses        Income to        Expenses         Income to
                           Net      to Average          Average      to Average           Average
                        Assets      Net Assets       Net Assets      Net Assets        Net Assets
                    Applicable      Applicable       Applicable      Applicable        Applicable      Portfolio
                     to Common       to Common        to Common       to Common         to Common       Turnover
                   Shares (000)         Shares++         Shares++        Shares++          Shares++         Rate
=================================================================================================================
Year Ended 12/31:
2005(c)               $307,886            2.21%*           3.32%*          1.76%*            3.77%*           24%
2004(b)                298,449            1.80*            3.30*           1.37*             3.73*            16
=================================================================================================================

                                   FundNotes at End of Period                  FundPreferred Shares at End of Period
                    ----------------------------------------------------    -----------------------------------------
                      Aggregate        Average Market              Asset      Aggregate      Liquidation
                         Amount             Value Per       Coverage Per         Amount       and Market        Asset
                    Outstanding            $25,000 of          $1,000 of    Outstanding            Value     Coverage
                           (000)     Principal Amount   Principal Amount           (000)       Per Share    Per Share
=====================================================================================================================
Year Ended 12/31:
2005(c)                 $78,000               $25,000             $5,524        $45,000          $25,000     $196,048
2004(b)                  78,000                25,000              5,403         45,000           25,000      190,805
=====================================================================================================================

*    Annualized.

** Total Investment Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. Total Return on Common Share Net Asset Value is the combination of changes in Common Share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.

***  After custodian fee credit and expense reimbursement.

+    The amounts shown are based on Common share equivalents.

++   o Ratios do not reflect the effect of dividend payments to FundPreferred shareholders.
     o Income ratios reflect income earned on assets attributable to FundPreferred shares and Fundnotes.

     o Each Ratio of Expenses to Average Net Assets Applicable to Common Shares and each Ratio of Net Investment Income to Average Net Assets Applicable to Common Shares includes the effect of the interest expense paid on FundNotes as follows:

     Ratio of FundNotes Interest
     Expense and Amortization of
     FundNotes Offering Costs to Average
     Net Assets Applicable to
     Common Shares
     ------------------------
     2005(c)            .74%*
     2004(b)            .37*

(a) Per share Net Investment Income is calculated using the average daily shares method.

(b) For the period January 27, 2004 (commencement of operations) through December 31, 2004.

(c)  For the nine months ended September 30, 2005.



                                 See accompanying notes to financial statements.

Other Useful
      INFORMATION



In April, 2005, The St. Paul Travelers Companies, Inc. ("St. Paul Travelers") sold the majority of its controlling equity interest in Nuveen Investments, Inc. ("Nuveen") to the general public. Nuveen is the parent of Nuveen Asset Management ("NAM"), which is each Fund's investment manager. This sale was deemed to be an "assignment" of the investment management agreement between each Fund and NAM and, if applicable, of the sub-advisory agreement between NAM and the Fund's sub-adviser. As required by law, the shareholders of each Fund were asked to approve a new investment management agreement and, if applicable, a new subadvisory agreement that reflected this change in ownership. The shareholders of each Fund voted this approval at a Shareholders' Meeting on July 26, 2005. There were no changes to the investment objectives or management of any Fund as a result of these actions.

QUARTERLY PORTFOLIO OF INVESTMENTS AND PROXY VOTING INFORMATION

The Fund's (i) quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30, 2005, and (iii) a description of the policies and procedures that the Fund used to determine how to vote proxies relating to portfolio securities are available without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen's website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission ("SEC"). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section at 450 Fifth Street NW, Washington, D.C. 20549.

GLOSSARY OF TERMS USED IN THIS REPORT

AVERAGE ANNUAL TOTAL RETURN: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment's actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

MARKET YIELD: Market yield is based on the Fund's current annualized monthly distribution divided by the Fund's current market price. The Fund's monthly distributions to its shareholders may be comprised of ordinary income, net realized capital gains and, if at the end of the calendar year the Funds' cumulative net ordinary income and net realized gains are less than the amount of the Fund's distributions, a tax return of capital.

NET ASSET VALUE (NAV): A Fund's common share NAV per share is calculated by subtracting the liabilities of the Fund (including any MuniPreferred shares issued in order to leverage the Fund) from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.



BOARD OF TRUSTEES
Robert P. Bremner
Lawrence H. Brown
Jack B. Evans
William C. Hunter
David J. Kundert
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale
Eugene S. Sunshine

FUND MANAGER
Nuveen Asset Management
333 West Wacker Drive
Chicago, IL 60606

CUSTODIAN
State Street Bank & Trust
Boston, MA

TRANSFER AGENT AND
SHAREHOLDER SERVICES
State Street Bank & Trust
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071
(800) 257-8787

LEGAL COUNSEL
Chapman and Cutler LLP
Chicago, IL

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
Chicago, IL



The Fund intends to repurchase shares of its own common or preferred stock in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the period covered by this report. Any future repurchases will be reported to shareholders in the next annual or semiannual report.

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

See Portfolio of Investments in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable at this time.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: Ex-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Ex-99.906 CERT attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Tax-Advantaged Total Return Strategy Fund
            -----------------------------------------------------------

By (Signature and Title)* /s/ Jessica R. Droeger
                         ----------------------------------------------
                          Jessica R. Droeger
                          Vice President and Secretary

Date: December 8, 2005
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Gifford R. Zimmerman
                         ----------------------------------------------
                          Gifford R. Zimmerman
                          Chief Administrative Officer
                          (principal executive officer)

Date: December 8, 2005
    -------------------------------------------------------------------

By (Signature and Title)* /s/ Stephen D. Foy
                         ----------------------------------------------
                          Stephen D. Foy
                          Vice President and Controller
                          (principal financial officer)

Date: December 8, 2005
    -------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.